Summary of Significant Accounting Policies (Details Textual)	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2020 CNY (¥)	Oct. 21, 2019	Mar. 31, 2019 CNY (¥)	Apr. 25, 2017
Summary of Significant Accounting Policies (Textual)
Allowances for doubtful accounts	$ 511,037	$ 610,816
Cash	1,889,093	1,113
Cash deposits	4,930,406	3,920,811
Impairment loss	$ 261,574	76,425
Ownership interest	6.00%			6.00%	40.00%		49.00%
Description of value added tax	The Company was subject to a fixed rate of business tax of 3%. The applicable VAT rates are 6% and 3% for the entities that are general taxpayer and small-scale taxpayer, respectively. Distance Learning and Digital Information are both considered VAT general taxpayers since June 2015.
Amounts of revenue recognized	$ 620,332	341,436
operating lease assets and liability			$ 47,000
HKD [Member]
Summary of Significant Accounting Policies (Textual)
Cash	500,000
Cash deposits	64,505
3 months and less than 12 months [Member]
Summary of Significant Accounting Policies (Textual)
Accounts receivable	294,343	1,069,340
12 months [Member]
Summary of Significant Accounting Policies (Textual)
Accounts receivable	$ 108	413,429
Supplier Concentration Risk [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk, supplier	For the years ended March 31, 2020, 2019 and 2018, no suppliers accounted for more than 10% of total purchases.
B2B2C services [Member]
Summary of Significant Accounting Policies (Textual)
Accounts receivable	$ 540,000	520,000
Technological development and operation services [Member]
Summary of Significant Accounting Policies (Textual)
Accounts receivable | ¥						¥ 1,260,000
Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Ownership interest	20.00%			20.00%
Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Ownership interest	55.00%			55.00%
Customers [Member]
Summary of Significant Accounting Policies (Textual)
Accounts receivable		$ 1,240,000
Accounts receivable, description
Sales Revenue [Member] | Customer Two [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk customer percentage		13.00%
Sales Revenue [Member] | Customer One [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk customer percentage		16.00%
Accounts Receivable [Member] | Customer Two [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk customer percentage	11.00%
Accounts Receivable [Member] | Customer One [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk customer percentage	15.00%
Accounts Receivable [Member] | Customer [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk customer percentage		70.00%